Post-employment benefits - Disclosure of Reconciliation of Defined Benefit Liability (Asset) (Details) - Pension defined benefit plan - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Beginning balance	€ 4,190
Changes in net defined benefit liability (asset) [abstract]
Ending balance	3,327	€ 4,190
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Beginning balance	13,363	17,149
Changes in net defined benefit liability (asset) [abstract]
Current service cost	1,088	2,152
Interest expense	182	73
Contributions by employees	492	1,807
Gain from change in demographic assumptions	0	(350)
Gain from change in financial assumptions	(1,593)	(2,342)
Experience (gain)/loss	131	(1,102)
Past service cost and gain and loss on settlements	519	(373)
Benefits paid	(1,002)	(4,377)
Settlements	0	(219)
Exchange differences	225	945
Ending balance	13,405	13,363
Plan assets
Disclosure of defined benefit plans [line items]
Beginning balance	(9,173)	(10,130)
Changes in net defined benefit liability (asset) [abstract]
Interest expense	(108)	(24)
Return/(loss) on plan assets (excluding amounts included in net interest costs)	(27)	32
Contributions by employer	687	620
Contributions by employees	(492)	(1,807)
Benefits paid	673	4,174
Exchange differences	(318)	(734)
Ending balance	€ (10,078)	€ (9,173)